Due to Trust Account, Short-term Borrowings and Long-term Debt (Summary of Subsequent Maturities of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Long-term debt by maturity:
2023	¥ 2,995,053
2024	2,362,791
2025	18,010,182
2026	2,408,721
2027	757,939
2028 and thereafter	8,175,607
Total	34,710,293	¥ 35,171,041
MUFG
Long-term debt by maturity:
2023	987,009
2024	827,301
2025	1,060,164
2026	966,692
2027	414,824
2028 and thereafter	5,827,559
Total	10,083,549	9,253,642
BK
Long-term debt by maturity:
2023	981,284
2024	1,107,551
2025	16,551,665
2026	1,218,584
2027	156,907
2028 and thereafter	1,380,291
Total	21,396,282	21,879,593
Other subsidiaries
Long-term debt by maturity:
2023	1,026,760
2024	427,939
2025	398,353
2026	223,445
2027	186,208
2028 and thereafter	967,757
Total	¥ 3,230,462	¥ 4,037,806